Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

A summary of the Company’s outstanding stock option activity for the three months ended September 30, 2022, and 2021 is as follows:

		September 30, 2022
		Weighted- Average	Weighted- Average Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(Years)	Value
As of December 31, 2021	8,339	$391	8.7	87,553
Granted	3,570	45	10.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
As of September 30, 2022	11,908	$238	8.4	$-
Exercisable at September 30, 2022	5,373	$464	7.8	$-
Vested and expected to vest at September 30, 2022	11,051	$248	8.4	$-

		September 30, 2021
		Weighted- Average	Weighted- Average Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(Years)	Value
As of December 31, 2020	4,654	$553	9.3	511,518
Granted	3,685	193	10.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
As of September 30, 2021	8,339	$398	8.9	$417,164
Exercisable at September 30, 2021	2,218	$1,226	8.6	$-
Vested and expected to vest at September 30, 2021	8,339	$398	8.9	$417,164

The Company estimates the fair value of each stock option on the grant date using the Black-Scholes-Merton valuation model, which requires several estimates including an estimate of the fair value of the underlying common stock on grant date. The expected volatility was based on an average of the historical volatility of the Company. The expected term was contractual life of option. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option. The following weighted average assumptions were used in the calculation to estimate the fair value of options granted to employees and non-employees during the nine months ended September 30, 2022. During the nine months ended September 30, 2022, the Company granted stock options with an estimated fair value of approximately $0.2 million.

September 30, 2022
Weighted-average risk-free interest rate	1.70%
Weighted-average expected life (in years)	5.5
Expected dividend yield	-%
Weighted-average expected volatility	131.1%

Of the 3,570 options granted during the nine months ended September 30, 2022, 600 were to non-executive members of the board of directors. Of the 1,190,889 options outstanding as of September 30, 2022, 3,550 were awarded to non-executive members of the board of directors.

Unrecognized stock-based compensation as of September 30, 2022, is as follows (in thousands):

		Weighted Average
	Unrecognized Stock-Based	Remaining of Recognition
	Compensation	(in years)
Stock options	$431	1.5
Stock grants	$32	1.7

9. Stock-Based Compensation

During the year ended December 31, 2020, the shareholders approved the 2020 Equity Incentive Plan. The 2020 Plan provides for the grant of nonqualified stock options, incentive stock options, restricted stock, restricted stock units, stock appreciation rights (SARs), and performance share awards to employees, officers, consultants, advisors, non-employee directors and independent contractors designated by either the board of directors of the Company or if so authorized by the board of directors, the Compensation Committee (the “Committee”) of the board of directors. Under the 2020 Plan, the maximum number of shares of common stock which may be issued is 19,025 shares of common stock, which includes 25 shares that have been rolled over from our 2012 Plan, as amended.

A summary of the Company’s outstanding stock option activity for the years ended December 31, 2021 and 2020 is as follows:

		December 31, 2021
		Weighted- Average Exercise	Weighted- Average Remaining Contractual Life	Intrinsic
	Options	Price	(Years)	Value
As of December 31, 2020	4,654	$553	9.3	511,518
Granted	3,685	193	10.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
As of December 31, 2021	8,339	$391	8.7	$87,553
Exercisable at December 31, 2021	2,682	$1,004	8.3	$46,449
Vested and expected to vest at December 31, 2021	8,303	$391	8.7	$86,703

		December 31, 2020
		Weighted- Average Exercise	Weighted- Average Remaining Contractual Life	Intrinsic
	Options	Price	(Years)	Value
As of December 31, 2019	4	$744,669	5.3	-
Granted	4,650	5	10.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
As of December 31, 2020	4,654	$553	9.3	$511,518
Exercisable at December 31, 2020	4	$697,742	4.3	$-
Vested and expected to vest at December 31, 2020	4,654	$553	9.3	$511,518

The Company estimates the fair value of each stock option on the grant date using the Black-Scholes-Merton valuation model, which requires several estimates including an estimate of the fair value of the underlying common stock on grant date. The expected volatility was based on an average of the historical volatility of the Company. The expected term was contractual life of option. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option. The following weighted average assumptions were used in the calculation to estimate the fair value of options granted to employees and non-employees during the year ended December 31, 2021.

Year Ended
December 31, 2021
Weighted-average risk-free interest rate	0.73%-0.85%
Weighted-average expected life (in years)	5.3-5.9
Expected dividend yield	-%
Weighted-average expected volatility	138%-139%

Of the 3,685 options granted during 2021, 600 were to non-employees.

Unrecognized stock-based compensation as of December 31, 2021, is as follows (in thousands):

		Weighted Average
	Unrecognized Stock-Based	Remaining of Recognition
	Compensation	(in years)
Stock options	$531	1.9
Stock grants	11	1.3